PENSION PLAN - Employee Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	$ 31	$ 22
Registered Plans
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	19	10
Supplemental Plan
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	12	11
Other accrued benefit obligations
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	$ 0	$ 1